BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE 2 - BASIS OF PRESENTATION

 The accompanying interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
The accompanying consolidated financial statements include the following entities and chartered-in vessels:

	Vessel name	Country of incorporation	Statement of Income
Company name			2013	2012
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	6/15 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	-
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	-
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	-	-
Pearl Shipping Corporation	Navios Sun	Marshall Is.	-	-
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	6/19 - 06/30	-

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.
(a) Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(b) Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

  Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Prior to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimate of scrap value did not materially affect the statement of income and the earnings per unit of the Company in the three and six month period ended June 30, 2013.
        Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.
The accompanying interim condensed consolidated financial statements of Navios Partners are unaudited, but, in the opinion of management, contain all adjustments necessary to present a fair statement of results, in all material respects, Navios Partners' condensed consolidated financial position as of June 30, 2013 and December 31, 2012 and the condensed consolidated results of operations for the three and six months ended June 30, 2013 and 2012. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under US GAAP for complete financial statements. All such adjustments are deemed to be of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Navios Partners' Annual Report on Form 20-F for the year ended December 31, 2012.